Vessels, Net (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Acquisitions And Disposals [Line Items]
Vessel Improvements		$ 7,834
Deposits for vessels acquisitions	276,142	245,567
Vessel Deposits Financed Through Loans	204,014	167,152
Vessel deposits financed through the issuance of preferred shares		825
Payments for deposits for vessel acquisition and capital interest	142,119	78,495	89,843
Deposits For Vessel Acquisition Transferred to Vessel	114,270	134,752
Capitalized Interest	14,240	11,450
Nave Estela [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jan. 20, 2012
Total Vessel Acquisition Cost	44,643
Cash Paid For Vessel Acquisition	11,023
Transferred From Vessel Deposits	33,620
Tonnage	75,000
Nave Atria [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jul. 31, 2012
Total Vessel Acquisition Cost	37,583
Cash Paid For Vessel Acquisition	8,997
Transferred From Vessel Deposits	28,586
Tonnage	49,992
Nave Cassiopeia [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Aug. 31, 2012
Total Vessel Acquisition Cost	43,827
Cash Paid For Vessel Acquisition	27,315
Transferred From Vessel Deposits	13,512
Series D Preferred Stock issued for vessel acquisition	3,000
Tonnage	74,711
Nave Cetus [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Oct. 30, 2012
Total Vessel Acquisition Cost	44,018
Cash Paid For Vessel Acquisition	27,545
Transferred From Vessel Deposits	13,473
Series D Preferred Stock issued for vessel acquisition	3,000
Tonnage	74,581
Nave Aquila [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Nov. 09, 2012
Total Vessel Acquisition Cost	37,765
Cash Paid For Vessel Acquisition	12,686
Transferred From Vessel Deposits	25,079
Tonnage	49,991
Nave Polaris [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jan. 27, 2011
Total Vessel Acquisition Cost	31,774
Cash Paid For Vessel Acquisition	4,533
Transferred From Vessel Deposits	27,241
Tonnage	25,145
Shinyo Kieran [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jun. 08, 2011
Total Vessel Acquisition Cost	119,443
Cash Paid For Vessel Acquisition	29,298
Transferred From Vessel Deposits	90,145
Tonnage	297,066
Bull [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jul. 12, 2011
Total Vessel Acquisition Cost	0
Cash Paid For Vessel Acquisition	42,430
Transferred From Vessel Deposits	0
Tonnage	50,542
Favorable Lease Terms Recognized	5,128
Amount classified as vessels, net	37,302
Buddy [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Jul. 18, 2011
Total Vessel Acquisition Cost	0
Cash Paid For Vessel Acquisition	42,490
Transferred From Vessel Deposits	0
Tonnage	50,470
Favorable Lease Terms Recognized	5,219
Amount classified as vessels, net	37,271
Nave Andromeda [Member]
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date	Nov. 14, 2011
Total Vessel Acquisition Cost	44,319
Cash Paid For Vessel Acquisition	26,953
Transferred From Vessel Deposits	$ 17,366
Tonnage	75,000